                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6108

                          INVESTORS MUNICIPAL CASH FUND
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       3/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Investors
Municipal
Cash Fund

March 31, 2004

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Dear Shareholder:

Thank you for investing with Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for its most recent fiscal year ended March 31, 2004. The fund's series include:

• Tax-Exempt New York Money Market Fund

• Investors Pennsylvania Municipal Cash Fund

• Investors Florida Municipal Cash Fund

• Investors New Jersey Municipal Cash Fund

• Investors Michigan Municipal Cash Fund

Briefly, for the 12-month period ended March 31, 2004, the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review

Following the Federal Reserve's surprising decision to lower the federal funds rate by only 25 basis points - to 1% - back in June 2003, the US economy began to stabilize. GDP was reported at approximately 4% for the fourth quarter, productivity levels remained high, yet the level of job creation remained stubbornly low. In December, the Fed, satisfied by the evidence of a rebound in the economy, removed its anti-deflation bias, and maintained its focus on the need for job creation. Through the first quarter of 2004, with few signs of a pickup in job growth, the Fed held off on declaring a bias toward tightening credit. At its January 28th meeting, however, the Fed did remove language that had appeared in previous statements asserting that it would keep short-term rates at current levels "for a considerable period."

During the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth at the start of the period and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios.

Over the reporting period, the Investors Municipal Cash Fund targeted a neutral average maturity as compared with similar funds. During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Fund Results
As of March 31, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
Fund	7-Day Current Yield[1]	Equivalent Taxable Yield[2]
Tax-Exempt New York Money Market Fund	.07%	.12%
Investors Pennsylvania Municipal Cash Fund	.07%	.11%
Investors Florida Municipal Cash Fund	.06%	.09%
Investors New Jersey Municipal Cash Fund	.05%	.08%
Investors Michigan Municipal Cash Fund	.22%	.35%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate.

1 Recent and any future declines in interest rate levels could cause the funds' earnings to fall below each fund's expense ratios, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current average yields of the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund would have been ..07%, -.34%, -.14%, -.37% and -1.95%, respectively, as of March 31, 2004.
2 The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York income tax rate of 40.01%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 37.00%, 39.14% and 37.60%, respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 35.00% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

At the close of the period, the average maturities for each fund were as follows: 52 days for Tax-Exempt New York Money Market Fund, 39 days for Investors Pennsylvania Municipal Cash Fund, 38 days for Investors Florida Municipal Cash Fund, 50 days for Investors New Jersey Municipal Cash Fund and 38 days for Investors Michigan Municipal Cash Fund. We continue to manage the funds' portfolio conservatively, maintaining high quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Geoffrey Gibbs, Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of March 31, 2004

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New York 96.2%
Albany, Industrial Development Agency, Civic Facilities Revenue, University of Albany Foundation, Series A, 0.99%*, 11/1/2032 (c)	295,000	295,000
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 1.04%*, 2/1/2017 (b)	400,000	400,000
Brookhaven & Smithtown, Three Village Century School District, Tax Anticipation Notes, 1.5%, 6/30/2004	500,000	500,548
Greece, State GO, Central School District, 4.0%, 6/15/2004 (c)	335,000	337,019
Hempstead, Industrial Development Agency, Trigen-Nassau Energy, AMT, 1.08%*, 9/15/2015 (b)	850,000	850,000
Nassau County, Tax Anticipation Notes, Series A, 2.0%, 4/15/2004	1,300,000	1,300,471
New York City, General Obligations, Series A-3, 1.05%*, 8/1/2031 (b)	765,000	765,000
New York City, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A, 1.03%*, 3/15/2025 (c)	300,000	300,000
New York City, Industrial Development Agency, Civic Facilities Revenue, Allen Stevenson School, 1.05%*, 12/1/2034 (b)	1,200,000	1,200,000
New York City, Municipal Water Finance Authority, 0.95%, 7/1/2004	2,000,000	2,000,000
New York City, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 1.03%*, 11/15/2022	45,000	45,000
Series C, 1.08%*, 5/1/2028	470,000	470,000
New York City, Transitional Finance Authority, Star Certificate:
Series 2003-7, 1.05%*, 2/1/2009	1,215,000	1,215,000
Series 2003-1, 1.05%*, 2/1/2011 (c)	1,410,000	1,410,000
New York, Energy Research & Development Authority, Pollution Control Revenue, NY Electric & Gas, Series C, 1.14%*, 6/1/2029	100,000	100,000
New York, Metropolitan Transportation Authority:
Series B, 1.01%*, 11/1/2022 (c)	695,000	695,000
Series PA-1083, 1.05%*, 5/15/2010 (c)	1,000,000	1,000,000
Series 1040, 144A, 1.05%*, 11/15/2020 (c)	100,000	100,000
Series PA-1083, 1.05%*, 11/15/2030	500,000	500,000
Series 848-D, 1.07%*, 11/15/2021 (c)	1,200,000	1,200,000
New York, Municipal Assistance Corp., Series E, 6.0%, 7/1/2004	250,000	253,073
New York, Power Authority, 0.92%, 6/7/2004	1,400,000	1,400,000
New York, State Dormitory Authority Revenue, Series 1997, 0.95%, 4/8/2004	500,000	500,000
New York, State Dormitory Authority Revenue, Columbia University, Series B, 1.03%*, 7/1/2028	400,000	400,000
New York, State Dormitory Authority Revenue, Cornell University, Series A, 0.98%*, 7/1/2029	400,000	400,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2B, 1.0%*, 2/15/2031 (c)	1,100,000	1,100,000
New York, State Dormitory Authority Revenue, Merlots, Series B09, 1.06%*, 3/15/2023 (c)	200,000	200,000
New York, State Dormitory Authority Revenue, Rockefeller University, Series A-2, 1.0%*, 7/1/2032	1,500,000	1,500,000
New York, State Environmental Facilities Corp., Pollution Control Revenue, Water Revolving Fund, Series C, ETM, 5.0%, 7/15/2004	805,000	814,408
New York, State GO, Series B, 1.02%*, 3/15/2030 (b)	985,000	985,000
New York, State GO, Environmental Quality, Series G, 1.03%*, 11/30/2018 (b)	500,000	500,000
New York, State Housing Finance Agency Revenue:
Series E-39, AMT, 1.03%*, 11/15/2031 (c)	100,000	100,000
Series A, AMT, 1.05%*, 5/1/2029 (c)	500,000	500,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 1.02%*, 11/1/2036 (b)	350,000	350,000
New York, State Housing Finance Agency, Multi-Family Housing, Series A, AMT, 1.06%*, 11/1/2028 (c)	2,650,000	2,650,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 1.05%*, 3/15/2026 (b)	1,800,000	1,800,000
New York, State Local Government Assistance Corp., Series A, 5.5%, 4/1/2004 (c)	200,000	200,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 3.0%, 4/1/2004 (c)	200,000	200,000
New York, Triborough Building & Tunnel Authority, Special Obligation, Series B-13, 1.06%*, 11/15/2021 (c)	1,400,000	1,400,000
New York State, Jay Street Development Corp., Center Facilities Lease Revenue, Series A-3, 1.0%*, 5/1/2022 (b)	1,400,000	1,400,000
Niagara County, Industrial Development Agency, Civic Facilities Revenue, NYCARC, Inc. Opportunities Unlimited, Series A, 1.1%*, 9/1/2021 (b)	1,040,000	1,040,000
Oneida Indian Nation, Revenue Bond, 1.02%*, 10/1/2032 (b)	475,000	475,000
Onondaga County, Industrial Development Agency, Civic Facilities Revenue, YMCA of Greater Syracuse, Series A, 1.1%*, 11/1/2025 (b)	1,500,000	1,500,000
Otsego County, Industrial Development Agency, Civic Facilities Revenue, Noonan Community Service Corp. Project, Riverhead, Public Improvements, 1.02%*, 3/1/2025 (b)	1,925,000	1,925,000
Rockland County, General Obligations, 2.0%, 3/24/2005	2,000,000	2,018,576
Rome, City School District, Revenue Anticipation Notes, 1.75%, 6/25/2004	1,980,000	1,983,272
Schenectady County, Hospital and Healthcare Revenue, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.05%*, 8/1/2033 (b)	790,000	790,000
Schoharie County, Industrial Development Agency, Civic Facilities Revenue, Basset Hospital Project, Series A, 1.1%*, 2/1/2021 (b)	665,000	665,000
South Huntington, School District, Tax Anticipation Notes, 1.5%, 6/30/2004	2,000,000	2,002,565
Suffolk County, Public Improvement, Series A, 4.0%, 5/15/2004 (c)	540,000	541,968
Suffolk County, Tax Anticipation Notes, 2.0%, 9/8/2004	750,000	753,013
Yates County, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.05%*, 9/1/2015 (b)	425,000	425,000
		45,454,913
Multi-State 3.8%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.06%*, 10/1/2008	1,800,000	1,800,000
Total Investment Portfolio - 100.0% (Cost $47,254,913) (a)		47,254,913

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2004.
(a) The cost for federal income tax purposes was $47,255,143.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.1%
FGIC	Financial Guaranty Insurance Company	6.2%
FNMA	Federal National Mortgage Association	1.9%
FSA	Financial Security Assurance	6.6%
MBIA	Municipal Bond Investors Assurance	4.1%

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2004

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Pennsylvania 85.5%
Allegheny County, Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.02%*, 7/15/2028 (c)	300,000	300,000
Allentown, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 1.04%*, 7/1/2023 (b)	30,000	30,000
Bucks County, Tax and Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004	250,000	251,613
Bucks County, Water & Sewer Authority Revenue, Series A, 2.0%, 12/1/2004 (c)	170,000	170,899
Butler County, General Obligation, 2.0%, 7/15/2004 (c)	350,000	350,947
Cumberland County, Municipal Authority Retirement Community Revenue, Wesley Affiliated Services, Series C, 1.02%*, 1/1/2037 (b)	300,000	300,000
Dallastown, State GO, Area School District, 1.07%*, 2/1/2018 (c)	240,000	240,000
Dauphin County, General Authority, Education & Health Loan Program, 1.1%*, 11/1/2017 (c)	250,000	250,000
Delaware County, Industrial Development Authority, 1.12%**, 12/1/2009	350,000	350,000
Delaware County, Industrial Development Authority, Pollution Control Revenue, BP Exploration & Oil, 1.12%*, 10/1/2019	120,000	120,000
Delaware Valley, Regional Finance Authority, Local Government Revenue:
1.04%*, 8/1/2016 (b)	340,000	340,000
Series PT-784, 1.07%*, 7/1/2026	420,000	420,000
Latrobe, Industrial Development Authority Revenue, Greensburg Diocese, 1.15%*, 6/1/2033 (b)	700,000	700,000
Lehigh County, Industrial Development Authority, Pollution Control Revenue:
1.03%*, 6/1/2014 (b)	100,000	100,000
1.03%*, 10/1/2014 (b)	440,000	440,000
Manheim Township, School District, 1.07%*, 6/1/2016 (c)	400,000	400,000
Montgomery County, County GO, 0.92%, 5/7/2004	600,000	600,000
Pennsylvania, Economic Development Authority, Amtrak Project, Series B, AMT, 1.05%*, 11/1/2041 (b)	350,000	350,000
Pennsylvania, Economic Development Authority, Reliant Energy Seward LLC Project:
Series B, AMT, 1.07%*, 12/1/2036 (b)	300,000	300,000
Series A, AMT, 1.08%*, 12/1/2036 (b)	600,000	600,000
Pennsylvania, General Obligation, Series A-15, 1.1%*, 1/1/2017 (c)	250,000	250,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.09%*, 3/1/2027 (c)	245,000	245,000
Pennsylvania, Higher Educational Facilities Authority, Health Services Revenue, Series PT-1807, 1.12%*, 1/1/2005	290,000	290,000
Pennsylvania, School District, General Obligation, 2.0%, 6/1/2004 (c)	290,000	290,445
Pennsylvania, State Higher Education Facilities Authority Revenue, Modal-Drexel University, Series B, 1.02%*, 5/1/2033 (b)	300,000	300,000
Pennsylvania, State Public School Building Authority Revenue, Parkland School District, Series D, 1.07%*, 3/1/2019 (c)	290,000	290,000
Pennsylvania, State Public School Building Authority, College Revenue, Northhampton Community College, 2.0%, 3/1/2005 (c)	250,000	252,039
Pennsylvania, State Public School Building Authority, College Revenue, Northhampton County Area, 1.75%, 4/1/2004 (c)	245,000	245,000
Pennsylvania, State Public School Building Authority, School Revenue, Series A-42, 1.1%*, 6/1/2028 (c)	200,000	200,000
Philadelphia, Hospital & Higher Educational Facilities Authority Revenue, Community College, Series A, Prerefunded, 5.9%, 5/1/2004 (c)	200,000	204,787
Philadelphia, Redevelopment Authority Housing Revenue, Multifamily Courts Project, Series A, 1.06%*, 6/1/2025 (b)	250,000	250,000
Somerset County, Industrial Development Authority, AMT, 1.16%*, 3/2/2015 (b)	50,000	50,000
South Fayette Township, State GO, School District, Series A, 1.75%, 9/15/2004 (c)	100,000	100,293
Trafford, School District, Prerefunded, 5.85%, 5/1/2004 (c)	200,000	200,782
		9,781,805
California 2.3%
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corp., Lease Revenue, AMT, 1.07%*, 12/1/2025 (b)	265,000	265,000
Michigan 0.8%
Michigan, Certificate of Participation, Series 350, 1.12%*, 9/1/2011 (c)	90,000	90,000
New York 0.5%
Yates County, Industrial Development Agency, Civic Facilities Revenue, Series B, 1.05%*, 9/1/2015 (b)	60,000	60,000
Texas 1.6%
Dallas-Fort Worth, International Airport Facility Improvement Corp. Revenue, Learjet, Inc. Project, Series A-1, AMT, 1.15%*, 1/1/2016 (b)	180,000	180,000
Utah 1.4%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 1.24%*, 7/1/2033 (b)	160,000	160,000
Puerto Rico 3.5%
University of Puerto Rico, University Revenue, Series N, 6.25%, 6/1/2004 (c)	400,000	403,403
Multi-State 4.4%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.06%*, 10/1/2008	500,000	500,000
Total Investment Portfolio - 100.0% (Cost $11,440,208) (a)		11,440,208

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2004.
(a) Cost for federal income tax purposes was $11,440,208.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	8.7%
FGIC	Financial Guaranty Insurance Company	7.7%
FNMA	Federal National Mortgage Association	2.6%
FSA	Financial Security Assurance	7.8%
MBIA	Municipal Bond Investors Assurance	12.4%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2004

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Florida 97.2%
Broward County, Housing Finance Authority, Multifamily Housing Revenue, Series PT-703, 1.04%*, 9/1/2026	1,350,000	1,350,000
Dade County, General Obligation, School District, 4.6%, 8/1/2004 (c)	1,300,000	1,315,196
Dade County, Industrial Development Authority, Spectrum Programs, Inc. Project, 1.1%*, 10/1/2016 (b)	150,000	150,000
Dade County, School Board Certificates Partnership, Series A, Prerefunded, 5.75%, 5/1/2004 (c)	1,140,000	1,155,902
Florida, Board of Education, Lottery Revenue, 1.07%*, 1/1/2009 (c)	200,000	200,000
Florida, Board of Education, Series E, Prerefunded, 5.2%, 6/1/2004	500,000	508,481
Florida, Housing Finance Agency, Multifamily Housing, Hampton Lakes, 1.06%*, 7/1/2008 (b)	700,000	700,000
Florida, Housing Finance Corp., Multifamily Revenue, Victoria Park, Series I-1, 1.02%*, 10/15/2032 (c)	1,090,000	1,090,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 1.12%*, 12/1/2020 (b)	480,000	480,000
Florida, Port Financing Community Revenue, State Transition Trust Fund, AMT, 6.0%, 6/1/2004 (c)	1,000,000	1,008,220
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 1.08%*, 7/1/2020 (c)	1,450,000	1,450,000
Florida, University Research Foundation Inc., Capital Improvement Revenue, 1.06%*, 9/1/2033 (b)	380,000	380,000
Gulf Breeze, FL, Florida Municipal Bond Revenue, Series A, 1.05%*, 3/31/2021 (b)	200,000	200,000
Hillsborough County, Industrial Development Authority, Industrial Development Revenue, Seaboard Tampa, AMT, 1.2%*, 12/1/2016 (b)	1,400,000	1,400,000
Indian River County, District Hospital Revenue, 1.11%*, 10/1/2015 (b)	2,445,000	2,445,000
Jacksonville, FL, Electric Authority Revenue, St. John's River, Series 2-15, 6.0%, 10/1/2004	750,000	768,453
Jacksonville, FL, Industrial Development, Airport Hotel Project, 1.05%*, 7/1/2013 (b)	800,000	800,000
Jea, FL, St. John's River Power Park System Revenue, Series 18, 4.0%, 10/1/2004	400,000	405,830
Lee County, Airport Revenue, Series 811-X, AMT, 1.12%*, 10/1/2029 (c)	1,800,000	1,800,000
Lee County, Industrial Development Authority, Healthcare Facilities Revenue, Cypress Cove Healthpark, Series B, 1.05%*, 10/1/2007 (b)	2,050,000	2,050,000
Miami-Dade County, School Board Certificates of Partnership, Series R-4022, 1.08%*, 8/1/2021 (c)	1,095,000	1,095,000
Miramar, FL, Wastewater Improvement Assessment Revenue, Prerefunded, 6.75%, 10/1/2004 (c)	150,000	155,738
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.1%*, 11/1/2028 (b)	965,000	965,000
Orange County, Housing Finance Authority Revenue, Multifamily Housing, Falcon Trace Apartments Project, Series D, AMT, 0.98%*, 10/1/2032 (c)	700,000	700,000
Orlando, FL, Capital Improvements Revenue:
0.98%, 6/11/2004	700,000	700,000
1.04%, 6/10/2004	1,000,000	1,000,000
Orlando, FL, Utility Committee, 0.98%, 6/7/2004	1,000,000	1,000,000
Palm Beach County, Water & Sewer Revenue, 2.0%, 10/1/2004	850,000	854,004
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 1.1%*, 12/1/2023 (b)	1,150,000	1,150,000
St. Lucie County, FL, School District, 2.0%, 7/1/2004 (c)	500,000	501,296
		27,778,120
Multi-State 2.8%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.06%*, 10/1/2008	800,000	800,000
Total Investment Portfolio - 100.0% (Cost $28,578,120) (a)		28,578,120

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2004.
(a) The cost for federal income tax purposes was $28,578,120.
(b) Security incorporates a letter of credit rom a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	5.1%
FGIC	Financial Guaranty Insurance Company	5.1%
FNMA	Federal National Mortgage Association	6.3%
FSA	Financial Security Assurance	6.3%
MBIA	Municipal Bond Investors Assurance	13.8%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2004

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
New Jersey 78.0%
Burlington County, Bond Anticipation Notes, Series B, 1.1%, 3/4/2005	1,100,000	1,100,499
Burlington County, County GO, Series A, 5.0%, 10/1/2004 (c)	340,000	346,778
Hamilton Township Mercer County, County GO, 3.0%, 9/1/2004 (c)	325,000	327,615
Morris County, General Obligation, 2.25%, 5/1/2004	855,000	855,875
New Jersey, Building Authority, State Building Revenue, Series 1612, 1.02%*, 6/15/2010 (c)	300,000	300,000
New Jersey, Economic Development Authority:
0.95%, 5/3/2004	2,000,000	2,000,000
0.97%, 5/12/2004	490,000	490,000
1.0%, 6/10/2004	1,000,000	1,000,000
New Jersey, Economic Development Authority, Dock Facilities Revenue, Bayonne-IMTT Project:
Series B, 1.09%*, 12/1/2027 (b)	250,000	250,000
Series C, 1.09%*, 12/1/2027 (b)	50,000	50,000
New Jersey, Economic Development Authority, Economic Development Revenue, Airis Newark LLC Project, AMT, 1.02%*, 1/1/2019 (c)	250,000	250,000
New Jersey, Economic Development Authority, Economic Development Revenue, Foreign Trade Zone Project, 1.11%*, 12/1/2007 (b)	1,130,000	1,130,000
New Jersey, Economic Development Authority, Special Facilities Revenue, Newark Contrainer LLC, AMT, 1.08%*, 7/1/2030 (b)	1,725,000	1,725,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, Series A, AMT, 1.02%*, 9/1/2031 (b)	200,000	200,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 1.05%*, 12/1/2031 (b)	800,000	800,000
New Jersey, General Obligation, 4.0%, 8/1/2004	290,000	292,945
New Jersey, Health Care Facilities Financing Authority Revenue, Prerefunded, 6.25%, 7/1/2004 (c)	1,140,000	1,177,751
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series D, 1.02%*, 7/1/2035 (b)	100,000	100,000
New Jersey, Transportation Corp. Certificates, Series PA-785, 1.05%*, 9/15/2015 (c)	1,000,000	1,000,000
New Jersey, Turnpike Authority Revenue, Series A10, 1.06%*, 1/1/2016 (c)	990,000	990,000
Salem County, Industrial Pollution Control, Financing Authority Revenue, 1.0%*, 3/1/2012	1,700,000	1,700,000
		16,086,463
California 6.5%
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 0.98%*, 8/1/2033 (c)	1,100,000	1,100,000
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corp., Lease Revenue, AMT, 1.07%*, 12/1/2025 (b)	250,000	250,000
		1,350,000
Florida 1.0%
Lee County, Airport Revenue, Series 811-X, AMT, 1.12%*, 10/1/2029 (c)	200,000	200,000
Illinois 0.9%
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, 1.24%*, 8/1/2025 (b)	195,000	195,000
Kentucky 3.5%
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 1.17%*, 11/1/2030 (b)	725,000	725,000
New York 4.2%
Port Authority of New York and New Jersey, Obligation Revenue, 1.12%*, 6/1/2011 (c)	875,000	875,000
Ohio 1.0%
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 1.27%*, 12/1/2019 (b)	200,000	200,000
Multi-State 4.9%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.06%*, 10/1/2008	1,000,000	1,000,000
Total Investment Portfolio - 100.0% (Cost $20,631,463) (a)		20,631,463

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2004.
(a) Cost for federal income tax purposes was $20,631,463.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	15.0%
FSA	Financial Security Assurance	7.8%
MBIA	Municipal Bond Investors Assurance	9.0%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2004

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Michigan 90.2%
Bangor, Township School District, School Building and Site, 2.0%, 5/1/2004	345,000	345,295
Battle Creek, Downtown Development Authority, Prerefunded, 7.65%, 5/1/2004	250,000	256,375
Detroit, City School District, 1.05%*, 11/1/2010 (c)	100,000	100,000
Detroit, Water Supply Systems:
Series B-24, 1.1%*, 8/1/2021	100,000	100,000
Series B-24, 1.1%*, 7/1/2026 (c)	100,000	100,000
Fremont, Hospital Finance Authority, 1.04%*, 6/1/2020 (b)	45,000	45,000
Garden City, Hospital Revenue, Series A, 1.06%*, 9/1/2026 (b)	130,000	130,000
Greater Detroit, Resource Recovery Authority Revenue, Series B, 5.5%, 12/13/2004 (c)	150,000	154,668
Green Lake Township, Economic Development Corp., 1.04%*, 6/1/2027 (b)	100,000	100,000
Jackson, Public Schools, Student Aid Anticipation Notes, 2.0%, 5/21/2004 (b)	200,000	200,266
Michigan, Hospital Finance Authority Revenue, Covenant Retirement, Series A, 1.02%*, 12/1/2029 (b)	30,000	30,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 0.99%*, 12/1/2023 (b)	50,000	50,000
Michigan, Housing Development Authority, Series A, AMT, 1.08%*, 6/1/2020 (c)	100,000	100,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.02%*, 6/1/2018 (b)	100,000	100,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (b)	200,000	200,707
Michigan, State Government School Loan, 0.94%, 6/2/2004	300,000	300,000
Michigan, Strategic Fund, Hope Network, Inc. Project, Series A, 1.09%*, 9/1/2023 (b)	30,000	30,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.15%*, 10/1/2015	100,000	100,000
Michigan, Strategic Fund, Limited Obligation Revenue, Creative Foam Corp. Project, AMT, 1.27%*, 11/1/2011 (b)	200,000	200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Republic Services, Inc. Project, AMT, 1.09%*, 8/1/2031 (b)	100,000	100,000
Sterling Heights, Economic Development Corp. Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 1.27%*, 2/1/2016 (b)	130,000	130,000
		2,872,311
Georgia 1.3%
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.15%*, 5/1/2021 (b)	40,000	40,000
North Carolina 3.1%
Moore County, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 1.16%*, 5/1/2010 (b)	100,000	100,000
Tennessee 1.3%
Clarksville, Core City GO, Public Building Authority, 1.1%*, 1/1/2033 (b)	40,000	40,000
Utah 4.1%
Salt Lake County, Pollution Control Revenue, Service Station Holdings Project, 1.12%*, 2/1/2008	130,000	130,000
Total Investment Portfolio - 100.0% (Cost $3,182,311) (a)		3,182,311

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2004.
(a) The cost for federal income tax purposes was $3,182,311.
(b) Security incorporates a letter of credit from a major bank.
(c) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	4.9%
FGIC	Financial Guaranty Insurance Company	3.1%
MBIA	Municipal Bond Investors Assurance	6.3%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2004
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 47,254,913	$ 11,440,208	$ 28,578,120	$ 20,631,463	$ 3,182,311
Cash	7,690	10,676	-	22,853	10,023
Interest receivable	168,748	39,426	149,756	74,014	21,164
Due from Advisor	-	2,409	-	7,867	11,676
Total assets	47,431,351	11,492,719	28,727,876	20,736,197	3,225,174
Liabilities
Due to custodian bank	-	-	35,996	-	-
Dividends payable	106	24	50	28	18
Payable for Fund shares redeemed	126,680	43,312	534,485	1,162,283	-
Accrued management fee	9,490	-	8,751	4,309	-
Other accrued expenses and payables	53,172	23,617	44,686	41,175	32,045
Total liabilities	189,448	66,953	623,968	1,207,795	32,063
Net assets, at value	47,241,903	11,425,766	28,103,908	19,528,402	3,193,111
Net Assets
Net assets consist of: Undistributed (accumulated distributions in excess of) net investment income	(480)	604	(66)	1,945	3,370
Accumulated net realized gain (loss)	16,235	-	(62)	(356)	(7)
Paid-in capital	47,226,148	11,425,162	28,104,036	19,526,813	3,189,748
Net assets, at value	$ 47,241,903	$ 11,425,766	$ 28,103,908	$ 19,528,402	$ 3,193,111
Shares outstanding	47,226,038	11,425,229	28,104,517	19,528,573	3,189,843
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2004
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 510,126	$ 96,413	$ 257,869	$ 284,919	$ 65,477
Expenses: Management fee	108,681	20,121	54,056	62,107	12,574
Services to shareholders	37,258	16,795	45,883	47,328	17,327
Custodian fees	4,015	5,192	9,978	9,424	7,334
Distribution service fees	247,001	45,729	122,855	141,181	20,004
Auditing	22,735	52,765	46,296	36,352	51,731
Legal	4,365	5,571	19,812	7,276	3,473
Trustees' fees and expenses	11,115	7,261	13,288	11,997	5,883
Registration fees	3,542	10,693	12,784	13,814	8,596
Other	-	-	5,752	12,834	344
Total expenses, before expense reductions	438,712	164,127	330,704	342,313	127,266
Expense reductions	(12,433)	(76,937)	(98,601)	(83,461)	(78,985)
Total expenses, after expense reductions	426,279	87,190	232,103	258,852	48,281
Net investment income	83,847	9,223	25,766	26,067	17,196
Net gain (loss) on investment transactions	17,203	675	-	(356)	-
Net increase (decrease) in net assets resulting from operations	$ 101,050	$ 9,898	$ 25,766	$ 25,711	$ 17,196

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
Increase (Decrease) in Net Assets	2004	2003	2004	2003	2004	2003
Operations: Net investment income	$ 83,847	$ 423,452	$ 9,223	$ 81,597	$ 25,766	$ 158,315
Net realized gain (loss) on investment transactions	17,203	(896)	675	-	-	-
Net increase (decrease) in net assets resulting from operations	101,050	422,556	9,898	81,597	25,766	158,315
Distributions to shareholders from net investment income	(83,847)	(423,452)	(9,294)	(79,981)	(25,832)	(158,312)
Fund share transactions: Proceeds from shares sold	216,807,236	403,510,180	51,419,619	91,316,622	143,382,516	188,512,211
Reinvestment of distributions	83,173	404,161	9,324	78,400	25,674	152,990
Cost of shares redeemed	(218,891,794)	(518,595,681)	(46,664,830)	(113,711,565)	(135,427,139)	(226,025,417)
Net increase (decrease) in net assets from Fund share transactions	(2,001,385)	(114,681,340)	4,764,113	(22,316,543)	7,981,051	(37,360,216)
Increase (decrease) in net assets	(1,984,182)	(114,682,236)	4,764,717	(22,314,927)	7,980,985	(37,360,213)
Net assets at beginning of period	49,226,085	163,908,321	6,661,049	28,975,976	20,122,923	57,483,136
Net assets at end of period	47,241,903	$ 49,226,085	11,425,766	$ 6,661,049	28,103,908	$ 20,122,923
Undistributed (accumulated distributions in excess of) net investment income	$ (480)	$ -	$ 604	$ -	$ (66)	$ -
Other Information
Shares outstanding at beginning of period	49,227,590	163,908,930	6,661,045	28,977,593	20,122,924	57,483,139
Shares sold	216,807,070	403,510,180	51,419,622	91,316,619	143,383,050	188,512,211
Shares issued to shareholders in reinvestment of distributions	83,173	404,161	9,324	78,400	25,674	152,990
Shares redeemed	(218,891,795)	(518,595,681)	(46,664,762)	(113,711,567)	(135,427,131)	(226,025,416)
Net increase (decrease) in Fund shares	(2,001,552)	(114,681,340)	4,764,184	(22,316,548)	7,981,593	(37,360,215)
Shares outstanding at end of period	47,226,038	49,227,590	11,425,229	6,661,045	28,104,517	20,122,924

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
	Years Ended March 31,		Years Ended March 31,
	2004	2003	2004	2003
Operations: Net investment income	$ 26,067	$ 151,242	$ 17,196	$ 130,567
Net realized gain (loss) on investment transactions	(356)	-	-
Net increase (decrease) in net assets resulting from operations	25,711	151,242	17,196	130,567
Distributions to shareholders from net investment income	(25,822)	(151,239)	(13,839)	(130,563)
Fund share transactions: Proceeds from shares sold	157,656,507	230,076,716	12,402,777	55,698,725
Reinvestment of distributions	25,376	149,262	14,062	127,434
Cost of shares redeemed	(168,174,081)	(269,954,942)	(17,632,130)	(83,972,242)
Net increase (decrease) in net assets from Fund share transactions	(10,492,198)	(39,728,964)	(5,215,291)	(28,146,083)
Increase (decrease) in net assets	(10,492,309)	(39,728,961)	(5,211,934)	(28,146,079)
Net assets at beginning of period	30,020,711	69,749,672	8,405,045	36,551,124
Net assets at end of period	$ 19,528,402	$ 30,020,711	$ 3,193,111	$ 8,405,045
Undistributed (accumulated distributions in excess of) net investment income	$ 1,945	$ 1,700	$ 3,370	$ 13
Other Information
Shares outstanding at beginning of period	30,020,707	69,749,675	8,405,045	36,551,128
Shares sold	157,656,561	230,076,712	12,402,854	55,698,725
Shares issued to shareholders in reinvestment of distributions	25,376	149,262	14,062	127,434
Shares redeemed	(168,174,071)	(269,954,942)	(17,632,118)	(83,972,242)
Net increase (decrease) in Fund shares	(10,492,134)	(39,728,968)	(5,215,202)	(28,146,083)
Shares outstanding at end of period	19,528,573	30,020,707	3,189,843	8,405,045

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.004	.01	.03	.03
Less distributions from net investment income	(.002)	(.004)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.17	.42	1.24	3.11	2.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	49	164	175	242
Ratio of expenses before expense reductions (%)	.89	.95	1.04	1.18[b]	.97
Ratio of expenses after expense reductions (%)	.86	.95	.94	.87[b]	.80
Ratio of net investment income (%)	.17	.41	1.23	3.10	2.58

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.004	.01	.03	.03
Less distributions from net investment income	(.001)	(.004)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.11	.39	1.33	3.15	2.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	7	29	25	21
Ratio of expenses before expense reductions (%)	1.80	1.28	1.09	1.36[c]	1.39
Ratio of expenses after expense reductions (%)	.95	1.00	.95	.96[c]	.90
Ratio of net investment income (%)	.10	.44	1.27	3.07	2.61

a Total returns would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.

Investors Florida Municipal Cash Fund

Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.004	.01	.03	.02
Less distributions from net investment income	(.001)	(.004)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.11	.37	1.36	3.19	2.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	20	57	57	37
Ratio of expenses before expense reductions (%)	1.35	1.11	1.08	1.26[b]	1.13
Ratio of expenses after expense reductions (%)	.95	.99	.95	.96[b]	.90
Ratio of net investment income (%)	.11	.40	1.34	3.06	2.58

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.001	.003	.01	.03	.02
Less distributions from net investment income	(.001)	(.003)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.09	.30	1.12	2.89	2.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	30	70	77	47
Ratio of expenses before expense reductions (%)	1.21	1.13	1.00	1.14[c]	1.13
Ratio of expenses after expense reductions (%)	.92	.99	.95	.95[c]	.90
Ratio of net investment income (%)	.09	.30	1.15	2.80	2.42

a Total returns would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.006	.01	.03	.03
Less distributions from net investment income	(.002)	(.006)	(.01)	(.03)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.23	.56	1.50	3.36	2.77[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	8	37	29	23
Ratio of expenses before expense reductions (%)	2.23	1.01	.91	1.16[c]	.91
Ratio of expenses after expense reductions (%)	.85	.83	.75	.78[c]	.75
Ratio of net investment income (%)	.30	.62	1.44	3.28	2.65

a Total returns would have been lower had certain expenses not been reduced.
b Total returns for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified management investment company organized as a Massachusetts business trust. The Trust offers five series of shares - Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2004, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Investors Florida Municipal Cash Fund	12	3/31/2009
	50	3/31/2010
Investors Michigan Municipal Cash Fund	7	3/31/2009

In addition, from November 1, 2003 through March 31, 2004, the Investors New Jersey Municipal Cash Fund incurred $356 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2005.

Distribution of Income. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At March 31, 2004, the Funds' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Tax-Exempt New York Money Market Fund
Undistributed tax-exempt income	$ 5,508
Undistributed taxable income*	$ 16,465
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ (230)

Investors Pennsylvania Municipal Cash Fund
Undistributed tax-exempt income	$ 1,659
Undistributed taxable income*	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

Investors Florida Municipal Cash Fund
Undistributed tax-exempt income	$ 2,164
Undistributed taxable income*	$ -
Capital loss carryforwards	$ (62)
Net unrealized appreciation (depreciation) on investments	$ -

Investors New Jersey Municipal Cash Fund
Undistributed tax-exempt income	$ 3,160
Undistributed taxable income*	$ -
Capital loss carryforwards	$ -
Net unrealized appreciation (depreciation) on investments	$ -

Investors Michigan Municipal Cash Fund
Undistributed tax-exempt income	$ 4,863
Undistributed taxable income*	$ -
Capital loss carryforwards	$ (7)
Net unrealized appreciation (depreciation) on investments	$ -

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

In addition, during the year ended March 31, 2004, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

Distributions from Tax- Exempt Income
Tax-Exempt New York Money Market Fund	$ 83,847
Investors Pennsylvania Municipal Cash Fund	$ 9,294
Investors Florida Municipal Cash Fund	$ 25,832
Investors New Jersey Municipal Cash Fund	$ 25,822
Investors Michigan Municipal Cash Fund	$ 13,839

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended March 31, 2004, the fees pursuant to the Management Agreement were equivalent to an annual effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Effective Rate (%)
Tax-Exempt New York Money Market Fund	108,681	-	.22
Investors Pennsylvania Municipal Cash Fund	20,121	20,121.00
Investors Florida Municipal Cash Fund	54,056	-	.22
Investors New Jersey Municipal Cash Fund	62,107	-	.22
Investors Michigan Municipal Cash Fund	12,574	12,574.00

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annual expenses of the Funds as follows:

For the period April 1, 2003 to March 31, 2004:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.85%

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. This waiver may be changed or terminated at any time without notice.

Under these arrangements, for the year ended March 31, 2004, the Advisor reimbursed additional expenses as follows:

Investors Pennsylvania Municipal Cash Fund	$ 1,390
Investors Michigan Municipal Cash Fund	$ 41,764

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds. For the the year ended March 31, 2004, SISC received shareholder services fees as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at March 31, 2004 ($)
Tax-Exempt New York Money Market Fund	32,496	12,361	15,694
Investors Pennsylvania Municipal Cash Fund	9,687	9,687	-
Investors Florida Municipal Cash Fund	26,311	26,311	-
Investors New Jersey Municipal Cash Fund	26,626	26,626	-
Investors Michigan Municipal Cash Fund	4,635	4,635	-

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the year ended March 31, 2004, was as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at March 31, 2004 ($)	Effective Rate (%)
Tax-Exempt New York Money Market Fund	247,001	-	19,634.50
Investors Pennsylvania Municipal Cash Fund	45,729	45,729	-	.00
Investors Florida Municipal Cash Fund	122,855	72,210	4,153.21
Investors New Jersey Municipal Cash Fund	141,181	56,799	-	.30
Investors Michigan Municipal Cash Fund	20,004	20,004	-	.00

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's custodian expenses. During the year ended March 31, 2004, the Funds' custodian fees were reduced as follows:

Fund	Custodian Fee ($)
Tax-Exempt New York Money Market Fund	72
Investors Pennsylvania Municipal Cash Fund	10
Investors Florida Municipal Cash Fund	80
Investors New Jersey Municipal Cash Fund	36
Investors Michigan Municipal Cash Fund	8

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Investors Municipal Cash Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Municipal Cash Fund (comprising the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund) (the "Funds"), as of March 31, 2004, and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Investors Municipal Cash Fund at March 31, 2004, and the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 12, 2004

Tax Information (Unaudited)

Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of March 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	82
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm).	82
Shirley D. Peterson (1941) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	82
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (1945) Chairman and Trustee, 2002-present Chief Executive Officer, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present) (registered investment company); Director, Scudder Global Opportunities Funds (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, CABEI Fund (2000 to 2004), North American Income Fund (2000 to 2004) (registered investment companies), ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
202
Brenda Lyons[4] (1963) President, 2003-present	Managing Director, Deutsche Asset Management.	n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management.	n/a
Kenneth Murphy[4] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).	n/a
Charles A. Rizzo[4] (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).
n/a
John Millette[4] (1962) Secretary, 2001-present	Director, Deutsche Asset Management.	n/a
Lisa Hertz[5] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management.	n/a
Daniel O. Hirsch[3] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).
n/a
Caroline Pearson[4] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management.	n/a
Salvatore Schiavone[4] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management.	n/a
Lucinda H. Stebbins[4] (1945) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management.	n/a
Kathleen Sullivan D'Eramo[4] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management.	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts
5 Address: 345 Park Avenue, New York, New York

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

IMCF-3 (30811 5/04)

ITEM 2.         CODE OF ETHICS.

As of the end of the period, March 31, 2004, Investors Municipal Cash Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                      TAX-EXEMPT NEW YORK MONEY MARKET FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
      Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
         Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
        March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
         2004           $28,321        $0            $3,845         $364
--------------------------------------------------------------------------------
         2003           $24,756        $0            $4,369           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004               $112,900                    $0                    $0
--------------------------------------------------------------------------------
2003               $212,800                    $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)          and (C)
--------------------------------------------------------------------------------
2004     $4,209       $0              $2,767,000        $2,771,209
--------------------------------------------------------------------------------
2003     $4,369       $0              $1,237,492        $1,241,861
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                   INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
      Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
         Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
        March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
        2004           $28,228        $0             $3,832          $364
--------------------------------------------------------------------------------
        2003          $24,669         $0             $4,353          $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                $112,900            $0                    $0
--------------------------------------------------------------------------------
2003                $212,800            $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)          and (C)
--------------------------------------------------------------------------------
        2004         $4,196          $0            $2,767,000       $2,771,196
--------------------------------------------------------------------------------
        2003         $4,353          $0            $1,237,492       $1,241,845
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                      INVESTORS FLORIDA MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
      Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
         Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
        March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
         2004          $28,313       $0              $3,844            $364
--------------------------------------------------------------------------------
         2003          $24,741       $0              $4,366            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
      2004          $112,900                  $0                    $0
--------------------------------------------------------------------------------
      2003          $212,800                  $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)           and (C)
--------------------------------------------------------------------------------
          2004        $4,208          $0           $2,767,000         $2,771,208
--------------------------------------------------------------------------------
          2003        $4,366          $0           $1,237,492         $1,241,858
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                    INVESTORS NEW JERSEY MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
      Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
         Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
        March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
        2004            $28,260         $0            $3,837          $364
--------------------------------------------------------------------------------
        2003            $24,730         $0            $4,364          $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
     2004           $112,900                   $0                    $0
--------------------------------------------------------------------------------
     2003           $212,800                   $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)           and (C)
--------------------------------------------------------------------------------
       2004            $4,201          $0           $2,767,000        $2,771,201
--------------------------------------------------------------------------------
       2003            $4,364          $0           $1,237,492        $1,241,856
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                     INVESTORS MICHIGAN MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
      Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
         Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
        March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
         2004           $28,206          $0           $3,829         $364
--------------------------------------------------------------------------------
         2003           $24,664          $0           $4,352         $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
     2004            $112,900                 $0                    $0
--------------------------------------------------------------------------------
     2003            $212,800                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)           and (C)
--------------------------------------------------------------------------------
         2004       $4,193          $0             $2,767,000        $2,771,193
--------------------------------------------------------------------------------
         2003       $4,352          $0             $1,237,492        $1,241,844
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt New York Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Exempt New York Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Pennsylvania Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Pennsylvania Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Florida Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Florida Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors New Jersey Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors New Jersey Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Michigan Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Michigan Municipal Cash Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------